Debt (Notes)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Long-term debt consisted of the following at December 31 (in thousands):

	2011	2012
Term loan	$1,433	$—
Revolving line of credit	3,300	3,300
Equipment line of credit	158	70
Subordinated loan	—	10,000
Debt discount	(65)	(2,398)
Total debt	4,826	10,972
Current portion of long-term debt	4,821	3,370
Debt, net of current portion	$5	$7,602

In December 2009, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with a lender. The Loan and Security Agreement includes a term loan (the “Term Loan”) of $4.3 million and a revolving line of aggregate advances (the “Revolving Line of Credit”) totaling $4.3 million. The Term Loan accrues interest at a rate of 7% per annum and is to be repaid in 36 equal installments of principal plus monthly payments of accrued interest beginning January 1, 2010. The Revolving Line of Credit had an initial term of 364 days and the Company immediately drew $2.3 million, and subsequently drew an additional $1.0 million during 2011. Interest-only payments are to be made monthly on any outstanding advances during the term at the greater of: the lender’s prime rate plus 0.75%; or 4.75%. In July 2012, the Company amended its Loan and Security Agreement with its lender to increase the borrowing capacity under the Revolving Line of Credit by $1.7 million to $6.0 million, and modify the interest rate of the Revolving Line of Credit to be the lender’s prime rate plus 1.0%.
The loan is collateralized by all of the Company’s assets, excluding intellectual property. The lender has been granted a negative pledge on all intellectual property of the Company. In conjunction with this transaction, the Company issued to the lender a warrant to purchase 173,358 shares of Series C redeemable convertible preferred stock at $0.685 per share (see Note 9). As of December 31, 2011 and 2012, all outstanding borrowings under the Revolving Line of Credit were included in the current portion of long-term debt in the accompanying consolidated balance sheets. Each year, the Company has amended its Loan and Security Agreement with its lender to extend the maturity date of the Revolving Line of Credit. In July 2012, the Company amended its Loan and Security Agreement to extend the maturity date to June 18, 2013.
In June 2010, the Company amended its Loan and Security Agreement with its lender to provide for an equipment line of credit (the “Equipment Line of Credit”). The Equipment Line of Credit provides for the purchase of up to $1.0 million of fixed assets. However, in no event shall the outstanding principal balance of the Equipment Line of Credit when added to the outstanding principal balance of the Term Loan exceed $4.3 million. Principal plus interest is payable monthly over 36 months. Interest is charged at 7.25%. The Equipment Line of Credit is collateralized by the same assets as the Company’s Term Loan and Revolving Line of Credit, in addition to any fixed assets that are purchased utilizing the Equipment Line of Credit. In September 2010, the Company drew $0.3 million on the Equipment Line of Credit.
As of December 31, 2012, future principal payments under the Loan and Security Agreement were $3.4 million for 2013.
Under the terms of the Loan and Security Agreement, the Company is required to meet and maintain certain monthly and annual financial and nonfinancial covenants. As of December 31, 2012, the Company was in compliance with all such covenants.
In March 2012, the Company signed a loan and security agreement with a subordinated lender. The agreement calls for the Company to borrow between $5.0 million and $10.0 million through the end of 2012. Payments on the debt are interest only through March 1, 2015 and principal and interest from March 1, 2015 through the maturity date of February 28, 2017. Interest is payable monthly at an annual rate of 10.5%. In March 2012, the Company borrowed $5.0 million under this agreement and as a condition of the loan, the Company issued a warrant to purchase 2,400,000 shares of Series C redeemable convertible preferred stock at $0.01 per share (see Note 9). The warrant expires in 2022 and had a value of $2.0 million at the date of issuance. In December 2012, the Company borrowed the remaining $5.0 million available under the loan and security agreement with the subordinated lender. As a result of this additional borrowing, the warrant to purchase Series C redeemable convertible preferred stock became exercisable for an additional 750,000 shares, increasing the aggregate number of shares to 3,150,000.